Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	$ 1,394
Balance at end of year	1,458	$ 1,394
Discontinued operations [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	123
Balance at end of year		123
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions	52	33
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(699)	(711)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	6,331	6,616
Acquisitions	18	19
Removed from service	(426)	(506)
Transfer to assets held for sale		(449)
Translation and other, net	39	(73)
Balance at end of year	6,710	6,331
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [Line Items]
Additions	694	678
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [Line Items]
Additions	54	46
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(4,937)	(5,130)
Removed from service	426	506
Transfer to assets held for sale		326
Translation and other, net	(42)	73
Balance at end of year	(5,252)	(4,937)
Computer software [member] | Accumulated Amortization [Member] | Continuing operations [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	$ (699)	(711)
Computer software [member] | Accumulated Amortization [Member] | Discontinued operations [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization		$ (1)